Michele H. Abate
Vice President and
Associate General Counsel

Brighthouse Life Insurance Company
11225 North Community House Road

Charlotte, NC 28277

March 6, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Brighthouse Separate Account A
File No. 811-03365

Commissioners:

The Annual Reports for the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate Account A of Brighthouse Life Insurance

Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain funds of AIM Variable Insurance Funds (Invesco Variable

Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435,

File No. 811-07452.

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Report for the BlackRock Global Allocation V.I. Fund of BlackRock Variable Series

Funds, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No.

811-03290.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the DWS CROCI® International VIP of Deutsche DWS Variable Series I

is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual Report for the Federated Hermes Kaufman Fund II of Federated Hermes Insurance

Series is incorporated by reference as filed on Form N-CSR, CIK No. 0000912577, File No.

811-08042.

The Annual Reports for certain funds of Franklin Templeton Variable Insurance Products Trust

are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-

05583.

The Annual Report for the Macquarie VIP Asset Strategy Series of Ivy Variable Insurance

Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0000810016, File No.

811-05017.

The Annual Report for the Janus Henderson Global Sustainable Equity Portfolio of Janus Aspen

Series is incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No.

811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Report for the Western Asset Variable Global High Yield Bond Portfolio of Legg

Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSR,

CIK No. 0000874835, File No. 811-06310.

The Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Report for the Neuberger Berman Genesis Fund of Neuberger Berman Equity

Funds is incorporated by reference as filed on Form N-CSR, CIK No. 0000044402, File No. 811-

00582.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Report for the T. Rowe Price Government Money Fund of T. Rowe Price

Government Money Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No.

0000316968, File No. 811-02603.

The Annual Report for the T. Rowe Price Growth Stock Fund of T. Rowe Price Growth Stock

Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000080257, File No.

811-00579.

The Annual Report for the T. Rowe Price International Stock Fund of T. Rowe Price

International Funds, Inc. is incorporated by reference as filed on Form N-CSR, CIK No.

0000313212, File No. 811-02958.

The Annual Report for the Alger Small Cap Growth Portfolio of The Alger Portfolios is

incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual Report for the Victory Pioneer Mid Cap Value VCT Portfolio of Victory Variable

Insurance Funds II is incorporated by reference as filed on Form N-CSR, CIK No.0002042317,

File No.811-24018.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company

3